Condensed Consolidated Statement of Shareholders' Equity (Unaudited) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025
Statement of Stockholders' Equity [Abstract]
Gain (loss) on foreign currency translation, net of tax	$ 0	$ 0	$ 0	$ 0